Business Combinations - Additional Information (Detail)	1 Months Ended
	Oct. 31, 2019 States Locations	Jan. 31, 2019 States Locations	May 31, 2018 Locations	Jan. 31, 2018 Locations
Pacific Northwest [Member]
Business Acquisition [Line Items]
Number of locations in which assets acquired		9
Number of states with retail presence | States		36
Arizona [Member]
Business Acquisition [Line Items]
Number of locations in which assets acquired			0
Oregon
Business Acquisition [Line Items]
Number of locations in which assets acquired	6
Number of states with retail presence | States	37
Swimming Pool Spa Supplies And Ground Pools [Member] | Pennsylavania [Member]
Business Acquisition [Line Items]
Number of locations in which assets acquired				5
Real Estate [Member] | Pennsylavania [Member]
Business Acquisition [Line Items]
Number of locations in which assets acquired				2